Leases - Schedule of Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Interest expenses on lease liability	$ 35	$ 23